Acquisitions and Disposal of Subsidiary - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended
	Dec. 31, 2021 CNY (¥)	May 31, 2021 CNY (¥)	Sep. 30, 2020 CNY (¥)	Aug. 31, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)	Mar. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Business Acquisition [Line Items]
Number of business combinations	1			2		2
Allocation of purchase price to fair value of assets acquired	¥ 13,507			¥ 50		¥ 0
Allocation of purchase price to fair value of liabilities acquired	13,809			50
Goodwill	3,420						$ 537		¥ 3,119
Cash	1,328
Tairui Insurance Agency Co., Ltd [Member]
Business Acquisition [Line Items]
Equity ownership acquired					100.00%
Gross consideration to acquire business					¥ 75,358
Effective settlement of selling shareholder's loan payable					43,000
Cash consideration	0			1,598		1,598
Goodwill	¥ 302			¥ 1,648		¥ 1,648
Net cash consideration					¥ 32,358
Hainan Puluo Medical Technology Co., Ltd. [Member]
Business Acquisition [Line Items]
Equity ownership acquired				100.00%
Gross consideration to acquire business				¥ 2,063
Business combination prepaid amount				¥ 1,500
Yifangda [Member]
Business Acquisition [Line Items]
Transfer of ownership interest		100.00%
Zunsheng (Beijing) Investment Management Co., Ltd [Member]
Business Acquisition [Line Items]
Transfer of ownership interest			100.00%
Disposal consideration		¥ 1	¥ 8,390
Gain or loss on disposal		¥ 252	180
Carrying value of net assets			¥ 8,210					¥ 252